Cohen & Steers Future of Energy Fund, Inc.

1166 Park Avenue, 30th Floor

New York, NY 10036

April 2, 2024

VIA EDGARLINK

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Attn: Filing desk

Re: Cohen & Steers Future of Energy Fund, Inc. (File Nos. 333-189934; 811-22867)

Ladies and Gentlemen:

On behalf of Cohen & Steers Future of Energy Fund, Inc. (the “Corporation”), we hereby certify pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that (a) the form of Prospectus and Statement of Additional Information dated March 28, 2024 being used in connection with the offering of shares of the Corporation do not differ from those contained in Post-Effective Amendment No. 25 to the Corporation’s Registration Statement, and (b) that Post-Effective Amendment No. 25 was filed electronically with the Securities and Exchange Commission (Accession No. 0001193125-24-080558) on March 28, 2024.

If you should have any questions or comments regarding the forgoing, please call the undersigned at (212) 796-9347.

Sincerely,

/s/ Dana A. DeVivo
Dana A. DeVivo
Secretary and Chief Legal Officer